Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	11,333,548	11,660,474
Warrants [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	6,681,051	7,936,391
Options [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	4,652,497	3,724,083